Concentrations of Credit Risk - Schedule of Customer Concentration Estimated Renewal Commissions (Details) ¥ in Thousands, $ in Thousands				6 Months Ended
	Jun. 30, 2026 CNY (¥)		Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)		Jun. 30, 2026 USD ($)		Jun. 30, 2025 CNY (¥)
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount				¥ 226,180		$ 33,334		¥ 297,447
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount				93,644				108,040
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount	¥ 12,240		¥ 44,780
Customer Concentration Risk [Member] | Sinatay Life Insurance Co., Ltd. (“Sinatay”) [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount				¥ 30,702				¥ 64,873
Concentration risk, percentage				10.50%		10.50%		15.40%
Customer Concentration Risk [Member] | Fanhua RONS Insurance Sales & Service Co., Ltd. [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount				¥ 32,086					[1]
Concentration risk, percentage				11.00%		11.00%			[1]
Customer Concentration Risk [Member] | Fanhua RONS Insurance Sales & Service Co., Ltd. [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount	¥ 12,240		¥ 12,247
Concentration risk, percentage	16.60%		18.10%
Customer Concentration Risk [Member] | Aeon Life Insurance Co., Ltd. (“Aeon”) [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount					[1]			¥ 43,167
Concentration risk, percentage					[1]		[1]	10.20%
Customer Concentration Risk [Member] | Ruizhong Life Insurance Co., Ltd. [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount				¥ 30,856					[1]
Concentration risk, percentage				10.60%		10.60%			[1]
Customer Concentration Risk [Member] | Ruizhong Life Insurance Co., Ltd. [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount		[2]	¥ 8,602
Concentration risk, percentage		[2]	12.70%
Customer Concentration Risk [Member] | Sinatay [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount		[2]	¥ 14,136
Concentration risk, percentage		[2]	20.90%
Customer Concentration Risk [Member] | AVIVA-COFCO Life Insurance Co., Ltd. [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, amount		[2]	¥ 9,795
Concentration risk, percentage		[2]	14.50%
Customer Concentration Risk [Member] | Customer [Member] | Net Revenues [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, percentage				32.10%		32.10%		25.60%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Estimated Renewal Commissions [Line Items]
Concentration risk, percentage	16.60%		66.20%

[1]	represented less than 10% of total net revenues for the period.
[2]	represented less than 10% of accounts receivable as of the period end.